Change in accounting policy (Detail) - Adjustments to Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net cash provided by operating activities	$ (20,323)
Net cash used in investing activities	(32,759)
Net change in cash and cash equivalents	(74,658)
Previously Reported [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities	30,450	$ 44,508
Net cash used in investing activities	(83,532)	(247,393)
Adjustment [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities	(50,773)	(18,628)
Net cash used in investing activities	50,773	18,628
Net change in cash and cash equivalents
Restated [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities	(20,323)	25,880
Net cash used in investing activities	$ (32,759)	(228,765)
Net change in cash and cash equivalents		$ (235,084)